Disposal of Subsidiaries	12 Months Ended
Jun. 30, 2021
Disposal Of Subsidiaries [Abstract]
Disposal of subsidiaries

Note 6 – Disposal of subsidiaries

In fiscal year 2020, the Company disposed of Beijing Hongsheng in March 2020 and Shanghai Junshen in June 2020. No gain or loss from these disposals was recognized as these entities did not have material operations.

In fiscal year 2021, the Company disposed of Beijing Ruchang in September 2020, Shanghai Shengshi in October 2020, Beijing Fenghui, Beijing Ruihe Suzhou Shanghui and Shanghai Shengshi in June 2021 and recognized approximately $950,000 of loss from disposal. These subsidiaries are mainly sales office of Puhui which did not have material assets, the loss was mainly from write off of intercompany receivables from Shanghai Rueyue, the holding company of these subsidiaries. Since the disposal did not represent any strategic change of the Company’s operation, the disposal was not presented as discontinued operations.

As of June 30, 2021, the net assets of disposed subsidiaries are as follows:

June 30, 2021
Total current assets	$213,096

Total other assets	25,926

Total assets	239,022

Total current liabilities	2,637,704

Total net assets	(2,398,682)
Noncontrolling interests	689,430
Total consideration	-
Exchange rate effect	292,889
Gain from disposal of net assets	(1,416,363)
Write off of intercompany receivables from parent	2,370,324
Total loss on disposal	$953,959